Taxes - Income tax - Corporate income tax on other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Actuarial gains and losses on post-employment benefits, gross amount	€ (96)	€ 176	€ 59
Assets at fair value, gross amount	5	(112)	11
Cash flow hedges, gross amount	(269)	295	317
Translation adjustment, gross amount	(28)	(374)	200
Other comprehensive income of associates and joint ventures, gross amount	(12)	51	1
Total presented in other comprehensive income, gross amount	(400)	37	587
Actuarial gains and losses on post-employment benefits, deferred tax	20	(47)	(14)
Cash flow hedges, deferred tax	66	(70)	(84)
Total presented in other comprehensive income, deferred tax	€ 86	€ (117)	€ (98)